Shareholder Report, Holdings (Details) - C000016694	Jun. 30, 2026
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	53.00%
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%